Other non-current liabilities	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Non-current Liabilities Explanatory [Abstract]
Disclosure of other non-current liabilities [text block]

33 Other non-current liabilities

(€ million)	December 31, 2017	December 31, 2016
Fair value of derivatives financial instruments	91	161
Income tax liabilities	36	35
Other payables towards tax authorities	9	9
Cautionary deposits	255	265
Other payables	45	51
Other liabilities	1,043	1,247
	1,479	1,768

Fair value related to derivative financial instruments is disclosed in note 34 — Derivative financial instruments.

Cautionary deposits of  €255 million (€265 million at December 31, 2016) related for €215 million (€224 million at December 31 2016) to deposits from retail customers for the supply of gas and electricity.

Other liabilities of  €1,043 million (€1,247 million at December 31, 2016) included advances received from Suez following a long-term agreement for supplying natural gas and electricity of  €584 million (€664 million at December 31, 2016). The current portion is described in note 28 — Other current liabilities.

Liabilities with related parties are described in note 47 — Transactions with related parties.